UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Select Growth Fund

October 31, 2008

Growth equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

Other Fund information	32

About the organization	36

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period May 1, 2008 to October 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 to October 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Select Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/08	10/31/08	Expense Ratios	5/1/08 to 10/31/08*
Actual Fund return
Class A	$1,000.00	$ 654.90	1.49%	$ 6.22
Class B	1,000.00	652.10	2.24%	9.33
Class C	1,000.00	652.10	2.24%	9.33
Class R	1,000.00	653.90	1.74%	7.25
Institutional Class	1,000.00	655.40	1.24%	5.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.69	1.49%	$ 7.58
Class B	1,000.00	1,013.91	2.24%	11.37
Class C	1,000.00	1,013.91	2.24%	11.37
Class R	1,000.00	1,016.43	1.74%	8.84
Institutional Class	1,000.00	1,018.95	1.24%	6.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Select Growth Fund	As of October 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	99.62%
Basic Industry/Capital Goods	3.96%
Business Services	19.92%
Consumer Non-Durables	8.81%
Consumer Services	7.95%
Energy	4.63%
Financials	16.49%
Health Care	11.44%
Technology	26.42%
Repurchase Agreement	2.06%
Securities Lending Collateral	25.08%
Total Value of Securities	126.76%
Obligation to Return Securities Lending Collateral	(26.21%)
Liabilities Net of Receivables and Other Assets	(0.55%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
IntercontinentalExchange	5.85%
QUALCOMM	5.24%
CME Group	4.60%
MasterCard Class A	4.60%
VeriSign	4.59%
optionsXpress Holdings	4.22%
Apple	4.07%
Genentech	3.99%
Weight Watchers International	3.56%
DineEquity	2.92%

Statement of net assets
Delaware Select Growth Fund	October 31, 2008 (Unaudited)

		Number of shares	Value
Common Stock – 99.62%²
Basic Industry/Capital Goods – 3.96%
	Deere & Co.	24,600	$948,576
±†	Hansen Transmissions	1,012,600	1,698,822
*	Newmont Mining	103,100	2,715,654
	Praxair	20,100	1,309,515
	Yamana Gold	158,000	731,540
			7,404,107
Business Services – 19.92%
	Corporate Executive Board	52,300	1,560,109
*	Expeditors International Washington	102,800	3,356,420
†	Google Class A	13,020	4,678,867
*	Heartland Payment Systems	281,900	4,907,879
*	MasterCard Class A	58,200	8,603,124
	Paychex	70,700	2,017,778
*†	Research in Motion	94,500	4,765,635
*†	VeriFone Holdings	254,400	2,889,984
*	Visa Class A	81,200	4,494,420
			37,274,216
Consumer Non-Durables – 8.81%
*	DineEquity	302,726	5,458,150
*†	NetFlix	176,000	4,357,760
*	NIKE Class B	22,900	1,319,727
*†	Peet’s Coffee & Tea	49,300	1,107,278
	Staples	86,100	1,672,923
*	Whole Foods Market	239,100	2,563,152
			16,478,990
Consumer Services – 7.95%
†	eBay	242,000	3,695,340
	International Game Technology	90,800	1,271,200
†	Interval Leisure Group	236,500	1,716,990
*†	MGM MIRAGE	93,254	1,534,961
*	Weight Watchers International	212,852	6,658,010
			14,876,501
Energy – 4.63%
*†	Core Laboratories	54,800	4,038,760
	EnCana	24,000	1,221,840
	EOG Resources	34,500	2,791,740
	Suncor Energy	25,700	614,744
			8,667,084

		Number of shares	Value
Common Stock (continued)
Financials – 16.49%
*	Affiliated Managers Group	21,500	$997,170
	Bank of New York Mellon	74,381	2,424,821
	CME Group	30,500	8,605,575
†	IntercontinentalExchange	127,900	10,943,124
*	optionsXpress Holdings	444,100	7,887,216
			30,857,906
Health Care – 11.44%
*†	Abiomed	118,000	1,720,440
	Allergan	108,100	4,288,327
†	Genentech	90,000	7,464,600
*†	Gilead Sciences	20,600	944,510
†	Medco Health Solutions	51,200	1,943,040
	UnitedHealth Group	212,100	5,033,133
			21,394,050
Technology – 26.42%
†	Apple	70,825	7,620,062
*	Blackbaud	110,500	1,679,600
†	Crown Castle International	165,100	3,495,167
*†	Intuit	132,100	3,310,426
†j2	Global Communications	247,000	3,981,640
	QUALCOMM	256,000	9,794,559
*†	SBA Communications Class A	59,600	1,251,004
	Seagate Technology	602,000	4,075,540
†	Sun Microsystems	163,900	753,940
†	Teradata	317,300	4,883,247
*†	VeriSign	404,800	8,581,760
			49,426,945
Total Common Stock (cost $251,027,668)			186,379,799

Statement of net assets
Delaware Select Growth Fund

	Principal amount	Value
Repurchase Agreement** – 2.06%
BNP Paribas 0.10%, dated 10/31/08, to be
repurchased on 11/3/08, repurchase price
$3,850,032 (collateralized by U.S. Government
obligations, 4.875%, 6/4/09 - 8/15/09; with
market value $3,932,403)	$3,850,000	$3,850,000
Total Repurchase Agreement (cost $3,850,000)		3,850,000

Total Value of Securities Before Securities
Lending Collateral – 101.68% (cost $254,877,668)		190,229,799

	Number of shares
Securities Lending Collateral*** – 25.08%
Investment Companies
Mellon GSL DBT II Collateral Fund	48,054,809	46,863,050
Securities Lending Liquidation Trust	988,494	53,379
Total Securities Lending Collateral (cost $49,043,303)		46,916,429

Total Value of Securities – 126.76%
(cost $303,920,971)		237,146,228 ©
Obligation to Return Securities
Lending Collateral*** – (26.21%)		(49,043,303)
Liabilities Net of Receivables
and Other Assets – (0.55%)		(1,022,161)
Net Assets Applicable to 10,851,853
Shares Outstanding – 100.00%		$187,080,764

Net Asset Value – Delaware Select Growth Fund
Class A ($103,934,307 / 5,850,453 Shares)		$17.77
Net Asset Value – Delaware Select Growth Fund
Class B ($28,451,417 / 1,788,909 Shares)		$15.90
Net Asset Value – Delaware Select Growth Fund
Class C ($24,927,583 / 1,584,495 Shares)		$15.73
Net Asset Value – Delaware Select Growth Fund
Class R ($745,154 / 42,578 Shares)		$17.50
Net Asset Value – Delaware Select Growth Fund
Institutional Class ($29,022,303 / 1,585,418 Shares)		$18.31

Components of Net Assets at October 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$842,984,026
Accumulated net realized loss on investments	(589,128,519)
Net unrealized depreciation of investments
and foreign currencies	(66,774,743)
Total net assets	$187,080,764

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
±	Security is being valued based on international fair value pricing. At October 31, 2008, the aggregate amount of international fair value priced securities was $1,698,822, which represented 0.91% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
©	Includes $49,730,459 of securities loaned.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 9 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Select Growth Fund
Net asset value Class A (A)	$17.77
Sales charges (5.75% of offering price) (B)	1.08
Offering price	$18.85

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Select Growth Fund	Six Months Ended October 31, 2008 (Unaudited)

Investment Income:
Dividends	$1,197,818
Interest	25,742
Securities lending income	476,142
Foreign tax withheld	(11,856)	$1,687,846

Expenses:
Management fees	984,772
Dividend disbursing and transfer agent fees and expenses	771,250
Distribution expenses – Class A	180,876
Distribution expenses – Class B	252,077
Distribution expenses – Class C	191,134
Distribution expenses – Class R	3,350
Reports and statements to shareholders	53,944
Accounting and administration expenses	52,521
Legal fees	45,901
Registration fees	40,180
Audit and tax	13,118
Trustees’ fees	8,022
Insurance fees	4,228
Custodian fees	3,214
Pricing fees	2,245
Consulting fees	886
Trustees’ expenses	696
Dues and services	519	2,608,933
Less fees waived		(347,204)
Less waived distribution expenses – Class R		(558)
Less expense paid indirectly		(667)
Total operating expenses		2,260,504
Net Investment Loss		(572,658)

Net Realized and Unrealized Loss on Investments
and Foreign Currencies:
Net realized loss on:
Investments	$(24,953,355)
Foreign currencies	(76,448)
Net realized loss	(25,029,803)
Net change in unrealized appreciation/depreciation
of investments	(75,677,822)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(100,707,625)

Net Decrease in Net Assets Resulting from Operations	$(101,280,283)

See accompanying notes

Statements of changes in net assets
Delaware Select Growth Fund

	Six Months	Year
	Ended	Ended
	10/31/08	4/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(572,658)	$(2,590,271)
Net realized gain (loss) on investments and
foreign currencies	(25,029,803)	68,314,809
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(75,677,822)	(61,280,284)
Net increase (decrease) in net assets resulting
from operations	(101,280,283)	4,444,254

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,348,198	46,182,440
Class B	259,814	848,817
Class C	1,177,440	5,818,887
Class R	68,914	143,097
Institutional Class	23,635,239	10,645,181
	46,489,605	63,638,422
Cost of shares repurchased:
Class A	(17,754,101)	(50,637,699)
Class B	(22,151,049)	(62,263,533)
Class C	(6,724,982)	(20,423,512)
Class R	(165,333)	(330,240)
Institutional Class	(8,360,135)	(20,539,145)
	(55,155,600)	(154,194,129)
Decrease in net assets derived from capital share transactions	(8,665,995)	(90,555,707)
Net Decrease in Net Assets	(109,946,278)	(86,111,453)

Net Assets:
Beginning of period	297,027,042	383,138,495
End of period (including accumulated net investment
loss of $— and $3,675, respectively)	$187,080,764	$297,027,042

See accompanying notes

Financial highlights
Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/08[1]	4/30/08		4/30/07		4/30/06		4/30/05	4/30/04
(Unaudited)
$27.300	$27.110		$27.180		$20.470		$20.680	$16.700

(0.026)	(0.119)		(0.193)		(0.086)		(0.170)	(0.171)

(9.504)	0.309		0.123		6.796		(0.040)	4.151
(9.530)	0.190		(0.070)		6.710		(0.210)	3.980

$17.770	$27.300		$27.110		$27.180		$20.470	$20.680

(34.91% )	0.70%		(0.26%	)	32.78%		(1.02% )	23.83%

$103,934	$157,366		$160,170		$187,319		$173,890	$243,201
1.49%	1.48%		1.50%		1.55%		1.52%	1.50%

1.75%	1.62%		1.64%		1.70%		1.70%	1.86%
(0.21% )	(0.42%	)	(0.77%	)	(0.35%	)	(0.85% )	(0.87%	)

(0.47% )	(0.56%	)	(0.91%	)	(0.50%	)	(1.03% )	(1.23%	)
64%	61%		51%		124%		72%	82%

Financial highlights
Delaware Select Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended		Year Ended
10/31/08[1]		4/30/08		4/30/07		4/30/06		4/30/05	4/30/04
(Unaudited)
$24.550		$24.560		$24.810		$18.820		$19.160	$15.590

(0.108)		(0.304)		(0.365)		(0.252)		(0.310)	(0.308)

(8.542)		0.294		0.115		6.242		(0.030)	3.878
(8.650)		(0.010)		(0.250)		5.990		(0.340)	3.570

$15.900		$24.550		$24.560		$24.810		$18.820	$19.160

(35.23%	)	(0.04%	)	(1.01%	)	31.83%		(1.77% )	22.90%

$28,452		$67,344		$126,866		$199,863		$202,576	$281,906
2.24%		2.23%		2.25%		2.30%		2.27%	2.25%

2.50%		2.37%		2.39%		2.45%		2.45%	2.61%
(0.96%	)	(1.17%	)	(1.52%	)	(1.10%	)	(1.60% )	(1.62%	)

(1.22%	)	(1.31%	)	(1.66%	)	(1.25%	)	(1.78% )	(1.98%	)
64%		61%		51%		124%		72%	82%

Financial highlights
Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended		Year Ended
10/31/08[1]		4/30/08		4/30/07		4/30/06		4/30/05	4/30/04
(Unaudited)
$24.290		$24.300		$24.540		$18.620		$18.950	$15.430

(0.105)		(0.302)		(0.362)		(0.251)		(0.308)	(0.306)

(8.455)		0.292		0.122		6.171		(0.022)	3.826
(8.560)		(0.010)		(0.240)		5.920		(0.330)	3.520

$15.730		$24.290		$24.300		$24.540		$18.620	$18.950

(35.24%	)	(0.04%	)	(0.98%	)	31.79%		(1.74% )	22.81%

$24,928		$44,972		$59,271		$84,458		$64,786	$98,549
2.24%		2.23%		2.25%		2.30%		2.27%	2.25%

2.50%		2.37%		2.39%		2.45%		2.45%	2.61%
(0.96%	)	(1.17%	)	(1.52%	)	(1.10%	)	(1.60% )	(1.62%	)

(1.22%	)	(1.31%	)	(1.66%	)	(1.25%	)	(1.78% )	(1.98%	)
64%		61%		51%		124%		72%	82%

Financial highlights
Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5] Represents portfolio turnover of the Fund for the entire year.

See accompanying notes

									6/02/03[2]
Six Months Ended		Year Ended							to
10/31/08[1]		4/31/08		4/31/07		4/30/06		4/30/05	4/30/04
(Unaudited)
$26.930		$26.810		$26.940		$20.340		$20.620	$18.530

(0.056)		(0.188)		(0.257)		(0.154)		(0.242)	(2.370)

(9.374)		0.308		0.127		6.754		(0.038)	4.460
(9.430)		0.120		(0.130)		6.600		(0.280)	2.090

$17.500		$26.930		$26.810		$26.940		$20.340	$20.620

(35.02%	)	0.45%		(0.48%	)	32.45%		(1.36% )	11.28%

$745		$1,266		$1,432		$1,485		$652	$262
1.74%		1.73%		1.75%		1.82%		1.87%	1.85%

2.10%		1.97%		1.99%		2.05%		2.05%	2.21%
(0.46%	)	(0.67%	)	(1.02%	)	(0.62%	)	(1.20% )	(1.26% )

(0.82%	)	(0.91%	)	(1.26%	)	(0.85%	)	(1.38% )	(1.62% )
64%		61%		51%		124%		72%	82% [5]

Financial highlights
Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/08[1]	4/30/08		4/30/07		4/30/06		4/30/05	4/30/04
(Unaudited)
$28.090	$27.820		$27.820		$20.900		$21.060	$16.970

0.005	(0.048)		(0.128)		(0.024)		(0.118)	(0.121)

(9.785)	0.318		0.128		6.944		(0.042)	4.211
(9.780)	0.270		—		6.920		(0.160)	4.090

$18.310	$28.090		$27.820		$27.820		$20.900	$21.060

(34.82% )	0.97%		0.00%		33.11%		(0.76% )	24.10%

$29,022	$26,079		$35,399		$46,152		$31,883	$42,410
1.24%	1.23%		1.25%		1.30%		1.27%	1.25%

1.50%	1.37%		1.39%		1.45%		1.45%	1.61%
0.04%	(0.17%	)	(0.52%	)	(0.10%	)	(0.60% )	(0.62%	)

(0.22% )	(0.31%	)	(0.66%	)	(0.25%	)	(0.78% )	(0.98%	)
64%	61%		51%		124%		72%	82%

Notes to financial statements
Delaware Select Growth Fund	October 31, 2008 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for sustainable cash-flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to financial statements
Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $19,596 for the six months ended October 31, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 1.25% of average daily net assets of the Fund through

August 31, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended October 31, 2008, the Fund was charged $6,565 for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit 12b-1 fees through August 31, 2009 for Class R shares to no more than 0.50% of average daily net assets.

At October 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$48,827
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	127,646
Distribution fee payable to DDLP	67,993
Other expenses payable to DMC and affiliates*	35,254

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31, 2008, the Fund was charged $7,915 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended October 31, 2008, DDLP earned $8,386 for commissions on sales of the Fund’s Class A shares. For the six months ended October 31, 2008, DDLP received gross CDSC commissions of $2,265, $20,796 and $1,153 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Select Growth Fund

3. Investments

For the six months ended October 31, 2008, the Fund made purchases of $83,017,837 and sales of $91,056,763 of investment securities other than short-term investments.

At October 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2008, the cost of investments for federal income tax purposes was $308,746,474. At October 31, 2008, the net unrealized depreciation was $ 71,600,246, of which $8,581,439 related to unrealized appreciation of investments and $80,181,685 related to unrealized depreciation of investments.

Effective May 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of October 31, 2008:

Securities
Level 1	$188,530,977
Level 2	1,698,822
Level 3	46,916,429
Total	$237,146,228

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 4/30/08	$—
Net change in unrealized appreciation/depreciation	(2,126,874)
Transfer in	49,043,303
Balance as of 10/31/08	$46,916,429

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended October 31, 2008 and the year ended April 30, 2008.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of October 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$842,984,026
Realized losses 5/1/08 – 10/31/08	(22,058,624)
*Capital loss carryforwards as 4/30/08	(562,244,392)
Unrealized depreciation of investments
and foreign currencies	(71,600,246)
Net assets	$187,080,764

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Technology and Innovation Fund in March 2004.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$(652,781)
Accumulated net realized loss	76,448
Accumulated net investment loss	576,333

Notes to financial statements
Delaware Select Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at April 30, 2008 will expire as follows: $357,796,276 expires in 2010, $185,917,705 expires in 2011, and $18,530,411 expires in 2012.

6. Capital Shares

Transactions in capital stock shares were as follows:

	Six Months	Year
	Ended	Ended
	10/31/08	4/30/08
Shares sold:
Class A	840,073	1,644,208
Class B	11,045	33,090
Class C	54,366	224,444
Class R	2,801	5,054
Institutional Class	1,002,224	363,001
	1,910,509	2,269,797
Shares repurchased:
Class A	(753,875)	(1,788,833)
Class B	(965,280)	(2,455,770)
Class C	(321,504)	(812,255)
Class R	(7,216)	(11,501)
Institutional Class	(345,319)	(707,019)
	(2,393,194)	(5,775,378)
Net decrease	(482,685)	(3,505,581)

For the six months ended October 31, 2008 and the year ended April 30, 2008 , 613,489 Class B shares were converted to 550,840 Class A shares valued at $14,389,913 and 1,120,511 Class B shares were converted to 1,010,784 Class A shares valued at $28,223,330, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with the Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2008, or at any time during the year then ended. The agreement expired on November 18, 2008.

Effective as of November 18, 2008, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 17, 2009.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at October 31, 2008.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the

Notes to financial statements
Delaware Select Growth Fund

9. Securities Lending (continued)

borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended October 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At October 31, 2008 the value of securities on loan was $49,730,459, for which the Fund received collateral, comprised of non-cash collateral valued at $3,614,818, and cash collateral of $49,043,303. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At October 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information
(Unaudited)
Delaware Select Growth Fund

Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Select Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the third quartile and the Fund’s total return for the ten-year period was in the second quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. However, early 2008 performance was significantly improved relative to the Fund’s Lipper peers. The Board expressed confidence in the team, and encouraged Management to continue its efforts to enhance Fund performance and meet the Board’s objective.

Other Fund information
(Unaudited)
Delaware Select Growth Fund

Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through August 2008 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered

Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report

Delaware Large Cap Core Fund

October 31, 2008

Core equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	9

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	16

Other Fund information	24

About the organization	28

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period May 1, 2008 to October 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 to October 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Delaware Large Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/08	10/31/08	Expense Ratio	5/1/08 to 10/31/08*
Actual Fund return
Class A	$1,000.00	$706.00	0.95%	$4.09
Institutional Class	1,000.00	706.00	0.95%	4.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.42	0.95%	$4.84
Institutional Class	1,000.00	1,020.42	0.95%	4.84

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Large Cap Core Fund	As of October 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations ma y represent the investment manager’s internal sector classifications which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	100.63%
Basic Materials	4.63%
Business Services	0.57%
Capital Goods	7.99%
Communication Services	2.94%
Consumer Discretionary	0.59%
Consumer Services	3.17%
Consumer Staples	12.32%
Energy	13.78%
Financials	12.59%
Health Care	15.46%
Media	2.46%
Real Estate	0.51%
Technology	19.27%
Transportation	1.71%
Utilities	2.64%
Securities Lending Collateral	3.96%
Total Value of Securities	104.59%
Obligation to Return Securities Lending Collateral	(4.08%)
Liabilities Net of Receivables and Other Assets	(0.51%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Procter & Gamble	4.10%
Johnson & Johnson	3.19%
Wal-Mart Stores	3.12%
JPMorgan Chase	2.70%
Microsoft	2.58%
PepsiCo	2.53%
Occidental Petroleum	2.40%
Exxon Mobil	2.35%
Bank of America	2.10%
Intel	1.92%

3

Statement of net assets
Delaware Large Cap Core Fund	October 31, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 100.63%
Basic Materials – 4.63%
Cytec Industries	160	$4,531
Dow Chemical	570	15,202
duPont (E.I.) deNemours	370	11,840
* Freeport-McMoRan Copper & Gold Class B	230	6,693
Lubrizol	310	11,650
Monsanto	170	15,127
† Owens-Illinois	340	7,779
		72,822
Business Services – 0.57%
Republic Services	380	9,006
		9,006
Capital Goods – 7.99%
Boeing	220	11,499
* Caterpillar	220	8,397
Fluor	200	7,986
General Electric	1,280	24,972
Goodrich	560	20,474
Honeywell International	370	11,267
Rockwell Collins	270	10,052
Roper Industries	190	8,617
United Technologies	410	22,534
		125,798
Communication Services – 2.94%
Embarq	180	5,400
†* MetroPCS Communications	820	11,267
Verizon Communications	1,000	29,670
		46,337
Consumer Discretionary – 0.59%
Phillips-Van Heusen	380	9,314
		9,314
Consumer Services – 3.17%
Burger King Holdings	1,020	20,278
McDonald’s	510	29,544
		49,822

4

		Number of shares	Value
Common Stock (continued)
Consumer Staples – 12.32%
	CVS Caremark	790	$24,214
†*	Jarden	910	16,198
	PepsiCo	700	39,907
	Procter & Gamble	1,000	64,539
	Wal-Mart Stores	880	49,113
			193,971
Energy – 13.78%
	Apache	150	12,350
	Arch Coal	220	4,710
	Chevron	310	23,126
	ConocoPhillips	550	28,611
	EOG Resources	210	16,993
	Exxon Mobil	500	37,060
†	Nabors Industries	630	9,059
†	National Oilwell Varco	440	13,152
	Noble	190	6,120
	Occidental Petroleum	680	37,767
	Schlumberger	320	16,528
	St. Mary Land & Exploration	460	11,449
			216,925
Financials – 12.59%
	AFLAC	300	13,284
	Bank of America	1,370	33,113
	BB&T	150	5,378
	Berkley (W.R.)	610	16,025
	Blackstone Group	700	6,398
	Capital One Financial	440	17,213
	JPMorgan Chase	1,030	42,487
	PNC Financial Services Group	120	8,000
	Prudential Financial	360	10,800
	Travelers Companies	390	16,595
	U.S. Bancorp	600	17,886
†	Visa Class A	200	11,070
			198,249

5

Statement of net assets
Delaware Large Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Health Care – 15.46%
†	Amgen	400	$23,956
†	Express Scripts Class A	320	19,395
†	Genentech	170	14,100
†	Gen-Probe	190	8,941
†	Gilead Sciences	580	26,593
†	Hologic	730	8,935
	Johnson & Johnson	820	50,299
	Medtronic	530	21,375
	Merck	840	25,998
†	Thermo Fisher Scientific	220	8,932
	UnitedHealth Group	640	15,187
	Wyeth	610	19,630
			243,341
Media – 2.46%
	Comcast Class A	750	11,820
	Disney (Walt)	690	17,871
†	Viacom Class B	450	9,099
			38,790
Real Estate – 0.51%
	Simon Property Group	120	8,044
			8,044
Technology – 19.27%
	Accenture Class A	520	17,186
†	Apple	230	24,746
	Applied Materials	930	12,006
†	Cisco Systems	1,470	26,122
	Corning	870	9,422
†*	EMC	1,700	20,026
†	Google Class A	70	25,155
	Hewlett-Packard	650	24,882
	Intel	1,890	30,240
	International Business Machines	180	16,735
†	McAfee	330	10,742
	Microsoft	1,820	40,640
†	Oracle	880	16,095
	QUALCOMM	590	22,573
†	Symantec	540	6,793
			303,363

6

	Number of shares	Value
Common Stock (continued)
Transportation – 1.71%
Norfolk Southern	450	$26,973
		26,973
Utilities – 2.64%
Exelon	390	21,154
Sempra Energy	480	20,443
		41,597
Total Common Stock (cost $1,953,002)		1,584,352

Total Value of Securities Before Securities Lending Collateral – 100.63%
(cost $1,953,002)		1,584,352

Securities Lending Collateral** – 3.96%
Investment Companies
Mellon GSL DBT II Collateral Fund	63,880	62,296
Mellon GSL DBT II Liquidation Trust	394	21
Total Securities Lending Collateral (cost $64,274)		62,317
Total Value of Securities – 104.59%
(cost $2,017,276)		1,646,669 ◊
Obligation to Return Securities Lending Collateral** – (4.08%)		(64,274)
Liabilities Net of Receivables and Other Assets – (0.51%)		(7,942)
Net Assets Applicable to 250,750 Shares Outstanding – 100.00%		$1,574,453
Net Asset Value – Delaware Large Cap Core Fund
Class A ($10,580 / 1,685 Shares)		$6.28
Net Asset Value – Delaware Large Cap Core Fund
Institutional Class ($1,563,873 / 249,065 Shares)		$6.28
Components of Net Assets at October 31, 2008:
Shares of beneficial interest (unlimited authorization - no par)		$2,149,625
Undistributed net investment income		9,872
Accumulated net realized loss investments		(214,437)
Net unrealized depreciation of investments		(370,607)
Total net assets		$1,574,453

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
◊	Includes $61,204 of securities loaned.

7

Statement of net assets
Delaware Large Cap Core Fund

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Core Fund
Net asset value Class A (A)	$6.28
Sales charge (5.75% of offering price) (B)	0.38
Offering price	$6.66

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

8

Statement of operations
Delaware Large Cap Core Fund	Six Months Ended October 31, 2008 (Unaudited)

Investment Income:
Dividends	$19,030
Interest	478
Security lending income	129	$19,637

Expenses:
Management fees	6,633
Audit and tax fees	5,626
Registration fees	2,784
Legal fees	1,811
Dues and services	1,047
Pricing fees	782
Accounting and administration expenses	408
Custodian fees	164
Dividend disbursing and transfer agent fees and expenses	116
Trustees’ fees	62
Distribution expenses-Class A	39
Reports and statements to shareholders	30
Insurance fees	29
Consulting fees	15
Trustees’ expenses	5
Taxes (other than taxes on income)	5	19,556
Less fees waived		(9,754)
Less waived distribution expenses-Class A		(39)
Total operating expenses		9,763
Net Investment Income		9,874

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(149,439)
Net change in unrealized appreciation/depreciation of investments		(519,636)
Net Realized and Unrealized Loss on Investments		(669,075)

Net Decrease in Net Assets Resulting from Operations		$(659,201)

See accompanying notes

9

Statements of changes in net assets
Delaware Large Cap Core Fund

	Six Months
	Ended
	10/31/08	Year Ended
	(Unaudited)	4/30/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,874	$17,879
Net realized loss on investments	(149,439)	(4,644)
Net change in unrealized appreciation/depreciation of investments	(519,636)	(93,484)
Net decrease in net assets resulting from operations	(659,201)	(80,249)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(33)	(196)
Institutional Class	(4,970)	(16,081)

Net realized gain on investments:
Class A	—	(1,060)
Institutional Class	—	(97,634)
	(5,003)	(114,971)

Capital Share Transactions:
Proceeds from shares sold:
Class A	252	33,592
Institutional Class	—	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	33	1,256
Institutional Class	4,970	113,715
	5,255	148,563
Cost of shares repurchased:
Class A	(17,473)	(12,694)
Institutional Class	(2)	(1)
	(17,475)	(12,695)
Increase (decrease) in net assets derived from
capital share transactions	(12,220)	135,868
Net Decrease in Net Assets	(676,424)	(59,352)

Net Assets:
Beginning of period	2,250,877	2,310,229
End of period (including undistributed net investment income
of $9,872 and $4,894, respectively)	$1,574,453	$2,250,877

See accompanying notes

10

Financial highlights
Delaware Large Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months
Ended	Year	8/31/06[2]
10/31/08[1]	Ended	to
(Unaudited)	4/30/08	4/30/07
$8.930	$9.700	$8.500

0.039	0.073	0.039
(2.669)	(0.368)	1.216
(2.620)	(0.295)	1.255

(0.020)	(0.067)	(0.025)
—	(0.408)	(0.030)
(0.020)	(0.475)	(0.055)

$6.280	$8.930	$9.700

(29.51% )	(3.36% )	14.81%

$10	$32	$14
0.95%	0.95%	0.96%

2.16%	3.03%	5.27%
0.97%	0.77%	0.64%

(0.24% )	(1.31% )	(3.67% )
34%	30%	30%

13

Financial highlights
Delaware Large Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment gain (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months
Ended	Year	8/31/06[2]
10/31/08[1]	Ended	to
(Unaudited)	4/30/08	4/30/07
$8.930	$9.700	$8.500

0.039	0.073	0.039
(2.669)	(0.368)	1.216
(2.620)	(0.295)	1.255

(0.020)	(0.067)	(0.025)
—	(0.408)	(0.030)
(0.020)	(0.475)	(0.055)

$6.280	$8.930	$9.700

(29.51% )	(3.36% )	14.81%

$1,564	$2,219	$2,296
0.95%	0.95%	0.96%

1.91%	2.78%	5.02%
0.97%	0.77%	0.64%

0.01%	(1.06% )	(3.42% )
34%	30%	30%

15

Notes to financial statements
Delaware Large Cap Core Fund	October 31, 2008 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series, Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Large Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale only to certain eligible investors. As of October 31, 2008, Class C and Class R have not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s

16

tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At October 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended October 31, 2008.

17

Notes to financial statements
Delaware Large Cap Core Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive all or a portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, “non-routine expenses”)) do not exceed 0.95% of the Fund’s average daily net assets. The waiver and expense limitation may be discontinued at any time because they are voluntary. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expenses waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended October 31, 2008, the Fund was charged $51 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has voluntarily agreed to waive such distribution and service fees until such time as the waivers are discontinued.

At October 31, 2008, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivables from DMC under expense limitation agreement	$510
Dividend disbursing, transfer agent and fund
accounting oversight fees and other expenses
payable to DSC	(602)
Other expenses payable to DMC and affiliates*	(2,140)

18

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31, 2008, the Fund was charged $ 62 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended October 31, 2008, the Fund made purchases of $405,882 and sales of $347,447 of investment securities other than short-term investments.

At October 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2008, the cost of investments was $2,017,431. At October 31, 2008, the net unrealized depreciation was $370,762, of which $47,272 related to unrealized appreciation of investments and $418,034 related to unrealized depreciation of investments.

Effective May 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

19

Notes to financial statements
Delaware Large Cap Core Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of October 31, 2008:

Securities
Level 1	$1,584,352
Level 2	—
Level 3	62,317
Total	$1,646,669

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 4/30/08	$—
Transfer in	62,317
Balance as of 10/31/08	$62,317

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended October 31, 2008 and the year ended April 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	10/31/08*	4/30/08
Ordinary Income	$4,896	$93,715
Long-tem capital gain	107	21,256
Total	$5,003	$114,971

*Tax information for the six months ended October 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of October 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,149,625
Undistributed ordinary income	9,872
Realized losses 5/1/08 – 10/31/08	(214,282)
Unrealized depreciation of investments	(370,762)
Net assets	$1,574,453

20

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$107
Accumulated net realized loss	(107)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	10/31/08	4/30/08
Shares sold:
Class A	29	3,499
Institutional Class	—	1

Shares issued upon reinvestment of dividends and distributions:
Class A	4	130
Institutional Class	575	11,769
	608	15,399
Shares repurchased:
Class A	(1,931)	(1,489)
Institutional Class	—	—
	(1,931)	(1,489)
Net increase (decrease)	(1,323)	13,910

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with the Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2008, or at any time during the year then ended. The agreement expired on November 18, 2008.

21

Notes to financial statements
Delaware Large Cap Core Fund

7. Line of Credit (continued)

Effective as of November 18, 2008, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 17, 2009.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended October 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

22

At October 31, 2008, the value of securities on loan was $61,204, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investment in illiquid assets. As of October 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

23

Other Fund information
(Unaudited)
Delaware Large Cap Core Fund

Board Consideration of Delaware Large Cap Core Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis

24

placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-year period ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all institutional large-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

25

Other Fund information
(Unaudited)
Delaware Large Cap Core Fund

Board Consideration of Delaware Large Cap Core Fund Investment Advisory Agreement (continued)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of

26

Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

27

About the organization

This semiannual report is for the information of Delaware Large Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Core Fund, which is available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For most recent performance, please call 800 523-1918.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments® Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

28

About the organization

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

29

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 5, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 5, 2009